Consolidated Statements of Equity (Deficit) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Transactions, Parenthetical Disclosures [Abstract]
Distribution declared to parent, per share amount	$ 0.01	$ 0.04	$ 0.02